COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 3,247
2014	3,373
2015	2,050
2016-2021	3,279
Operating Leases, Future Minimum Payments Due	$ 11,949